ROYALTY AGREEMENT (Details) (Cyprus NMC, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ROYALTY AGREEMENT
Adjusted threshold price (in dollars per ton)	51.55	50.65	49.35
Maximum
ROYALTY AGREEMENT
Obligation to make payments of overriding royalties on product shipments, period		30 days
Minimum
ROYALTY AGREEMENT
Adjusted threshold price subject to adjustment (in dollars per ton)	30
Obligation to pay advance royalty subject to adjustment	$ 500,000
Advance royalty	$ 859,429	$ 844,452	$ 822,783